UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2017 to September 30, 2017

Date of Report (Date of earliest event reported): November 6, 2017

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0000758387

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[ ]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Triton Container International Limited
(Exact name of securitizer as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Marc A. Pearlin (914) 697-2554
Name and telephone number, including area code, of the person to contact in connection with this filing.

[1]	Triton Container International Limited, as securitizer, is filing this Form ABS-15G in respect of asset-backed securities issued by Triton Container Finance VI LLC.

SIGNATURE
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TRITON CONTAINER INTERNATIONAL LIMITED (Securitizer)
By:	/s/ John Burns
Name	John Burns
Title	Chief Financial Officer
Dated:	November 6, 2017